UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
American Airlines Pass-Through
Trust, Series 2011-2, Class A,
8.63%, 4/15/23	USD	268	$281,245
Fraser Sullivan CLO Ltd., Series
2012-7A, Class C, 4.47%,
4/20/23 (a)(b)		470	417,595
Gannett Peak CLO Ltd., Series
2006-1X, Class A2, 0.83%,
10/27/20 (b)		575	468,625
Goldentree Loan Opportunities VI
Ltd., Series 2012-6A, Class D,
4.61%, 4/17/22 (a)(b)		775	716,642
Goldman Sachs Asset
Management CLO Plc, Series
2007-1A, Class B, 0.92%,
8/01/22 (a)(b)		1,255	1,029,100
LCM LP, Series 11A, Class D2,
4.28%, 4/19/22 (a)(b)		800	713,600
MAPS CLO Fund LLC, Series 2005-1A,
Class C, 1.42%, 12/21/17 (a)(b)		575	543,030
Race Point CLO, Series 2012-6A,
Class D, 4.97%, 5/24/23 (a)(b)		550	514,910
Symphony CLO Ltd., Series 2012-9A,
Class D, 4.62%, 4/16/22 (a)(b)		625	579,813
Total Asset-Backed Securities – 1.9%			5,264,560

		Shares
Common Stocks (c)
Auto Components — 0.8%
Delphi Automotive Plc		69,876	2,028,503
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		13,117	6,034
Electrical Equipment — 0.0%
Medis Technologies Ltd.		71,654	265
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		133,089	157,204
Ainsworth Lumber Co. Ltd. (a)		152,951	180,666
Western Forest Products, Inc.		84,448	67,863
			405,733
Software — 0.0%
HMH Holdings/EduMedia		92,606	926
Total Common Stocks – 0.9%			2,441,461

		Par (000)	Value
Corporate Bonds
Airlines — 0.0%
Delta Air Lines, Inc., Series 2009-
1, Class B, 9.75%, 6/17/18	USD	111	$118,433
Auto Components — 0.9%
Icahn Enterprises LP:
7.75%, 1/15/16		1,535	1,611,750
8.00%, 1/15/18		680	719,950
			2,331,700
Chemicals — 1.2%
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15		857	1,019,815
10.00%, 3/31/15		987	987,390
Hexion US Finance Corp., 6.63%,
4/15/20 (a)		530	536,625
Ineos Finance Plc (a):
8.38%, 2/15/19		230	236,325
7.50%, 5/01/20		355	351,450
			3,131,605
Commercial Services & Supplies — 0.3%
ARAMARK Corp., 3.97%,
2/01/15 (b)		135	134,325
AWAS Aviation Capital Ltd., 7.00%,
10/17/16 (a)		663	684,077
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (a)		26	24,960
			843,362
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		775	825,375
Containers & Packaging — 0.1%
OI European Group BV, 6.88%,
3/31/17	EUR	143	182,566
Diversified Financial Services — 0.8%
Ally Financial, Inc., 2.69%,
12/01/14 (b)	USD	1,120	1,072,891
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16 (a)	EUR	400	508,202
7.75%, 10/15/16		72	91,476
6.88%, 2/15/21 (a)	USD	530	537,950
			2,210,519
Diversified Telecommunication Services — 0.2%
ITC Deltacom, Inc., 10.50%,
4/01/16		430	452,575
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC:
10.88%, 11/15/14		263	267,602
7.75%, 4/15/18		210	169,575
			437,177
Health Care Providers & Services — 0.5%
HCA, Inc., 6.50%, 2/15/20		865	913,656

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Health Care Providers & Services (concluded)
Tenet Healthcare Corp., 8.88%,
7/01/19	USD	380	$422,750
			1,336,406
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		1,860	2,176,200
Hotels, Restaurants & Leisure — 0.1%
Little Traverse Bay Bands of Odawa
Indians, 9.00%, 8/31/20 (a)		373	339,430
Household Durables — 0.3%
Beazer Homes USA, Inc., 12.00%,
10/15/17		880	948,200
Independent Power Producers & Energy Traders — 1.9%
Calpine Corp., 7.25%, 10/15/17 (a)		1,180	1,244,900
Energy Future Holdings Corp.,
10.00%, 1/15/20		725	770,313
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		2,875	3,097,812
			5,113,025
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)		1,557	1,652,723
Machinery — 0.1%
UR Financing Escrow Corp., 5.75%,
7/15/18 (a)		175	178,062
Media — 2.1%
AMC Networks, Inc., 7.75%,
7/15/21 (a)		225	249,750
Checkout Holding Corp., 10.67%,
11/15/15 (a)(d)		665	259,350
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		401	429,070
Series B, 9.25%, 12/15/17		1,834	1,971,550
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (a)		615	670,350
Unitymedia Hessen GmbH & Co.
KG, 8.13%, 12/01/17 (a)		2,000	2,110,000
			5,690,070
Oil, Gas & Consumable Fuels — 0.2%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)		275	292,875
Everest Acquisition LLC/Everest
Acquisition Finance, Inc., 6.88%,
5/01/19 (a)		360	369,000
			661,875
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(e)		562	454,911

		Par (000)	Value
Corporate Bonds
Paper & Forest Products (concluded)
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16 (a)	USD	340	$337,450
			792,361
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International,
6.50%, 7/15/16 (a)		395	402,900
Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		365	375,037
Wireless Telecommunication Services — 2.2%
Cricket Communications, Inc.,
7.75%, 5/15/16		1,700	1,793,500
Digicel Group Ltd. (a):
9.13%, 1/15/15		278	273,830
8.25%, 9/01/17		315	316,575
iPCS, Inc., 2.59%, 5/01/13 (b)		1,500	1,470,000
Sprint Nextel Corp. (a):
9.00%, 11/15/18		750	811,875
7.00%, 3/01/20		1,195	1,203,962
			5,869,742
Total Corporate Bonds – 13.3%			36,069,343

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.8%
DynCorp International, Term Loan
B, 6.25%, 7/07/16		757	754,760
SI Organization, Inc., New Term
Loan B, 4.50%, 11/22/16		834	811,104
Spirit Aerosystems, Inc., Term
Loan B, 3.75%, 4/18/19		885	883,009
TransDigm, Inc.:
Add on Term Loan B2, 4.00%,
2/14/17		444	441,113
Term Loan (First Lien), 4.00%,
2/14/17		1,423	1,410,352
Wesco Aircraft Hardware Corp.,
Term Loan B, 4.25%, 4/07/17		650	648,136
			4,948,474
Airlines — 0.8%
Delta Air Lines, Inc., Credit - New
Term Loan B, 5.50%, 4/20/17		2,080	2,068,116
Auto Components — 3.3%
Allison Transmission, Inc., Term
Loan B, 2.74%, 8/07/14		2,582	2,531,867
August LuxUK Holding Co. Sarl,
Luxco Term Loan, 6.25%,
4/27/18		122	121,825
Autoparts Holdings Ltd., First Lien
Term Loan, 6.50%, 7/28/17		1,443	1,395,861

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Auto Components (concluded)
Federal-Mogul Corp.:
Term Loan B, 2.18%,
12/29/14	USD	1,403	$1,318,510
Term Loan C, 2.18%,
12/28/15		392	368,903
The Goodyear Tire & Rubber
Company, Term Loan (Second
Lien), 4.75%, 4/30/19		1,495	1,447,354
GPX International Tire Corp. (c)(f):
8.37%, 3/30/12		549	—
12.00%, 3/30/12		9	—
Schaeffler AG, Term Loan C2,
6.00%, 1/27/17		990	985,050
UCI International, Inc., Term Loan,
5.50%, 7/26/17		741	738,773
			8,908,143
Biotechnology — 0.5%
Grifols, Inc., Term Loan B, 4.50%,
6/01/17		1,449	1,428,879
Building Products — 3.2%
Armstrong World Industries, Inc.,
Term Loan B, 4.00%, 3/09/18		1,713	1,692,338
CPG International, Inc., Term Loan
B, 6.00%, 2/18/17		1,778	1,710,844
Goodman Global, Inc., Initial Term
Loan (First Lien), 5.75%,
10/28/16		4,421	4,404,878
Momentive Performance
Materials, Inc. (Nautilus),
Extended Term Loan, 3.89%,
5/05/15	EUR	643	730,609
			8,538,669
Capital Markets — 1.7%
American Capital Ltd., Term
Loan B, 7.50%, 12/31/13	USD	138	136,934
HarbourVest Partners, Term Loan
(First Lien), 6.25%, 12/16/16		1,599	1,598,726
Nuveen Investments, Inc.:
(First Lien), Term Loan, 5.97%,
5/13/17		897	881,375
Incremental Term Loan,
7.25%, 5/13/17		345	344,138
Term Loan, 5.97%, 5/12/17		1,753	1,728,385
			4,689,558
Chemicals — 7.2%
American Rock Salt Holdings LLC,
Term Loan, 5.50%, 4/25/17		1,213	1,149,590
Ashland, Inc., Term Loan B, 3.75%,
8/23/18		810	805,520
Chemtura Corp., Exit Term Loan B,
5.50%, 8/27/16		1,400	1,398,838
Gentek, Inc., Term Loan B, 5.00% -
5.75%, 10/06/15		1,068	1,067,491

		Par (000)	Value
Floating Rate Loan Interests (b)
Chemicals (concluded)
Ineos US Finance LLC:
3 Year Term Loan, 5.50%,
5/04/15	USD	195	$193,904
6 year Term Loan, 6.50%,
5/04/18		6,790	6,650,533
MDI Holdings LLC, Tranche C Term
Loan, 2.58%, 4/11/14	EUR	481	587,338
Nexeo Solutions LLC, Term Loan B,
5.00% - 5.75%, 9/08/17	USD	1,188	1,156,815
PolyOne Corp., Term Loan, 5.00%,
12/20/17		404	402,852
PQ Corp.(FKA Niagara Acquisition,
Inc.), 3.99%, 7/30/14		2,375	2,277,508
Styron Sarl LLC, Term Loan B,
6.00% - 6.75%, 8/02/17		608	542,502
Tronox Worldwide LLC, Term Loan
B, 4.25%, 2/08/18		1,253	1,231,283
Univar, Inc., Term Loan B, 5.00%,
6/30/17		1,924	1,870,132
			19,334,306
Commercial Services & Supplies — 4.7%
ACCO Brands Corp., Term Loan B,
4.25%, 4/30/19		1,861	1,858,324
Altegrity, Inc.(FKA US
Investigations Services), Tranche
D Term Loan, 7.75%, 2/20/15		1,485	1,472,926
ARAMARK Corp.:
Extended Term Loan B, 3.49%,
7/26/16		358	352,231
Extended Term Loan C,
3.49% - 3.72%, 7/26/16		203	199,742
Letter of Credit, 3.34%,
7/26/16		24	23,164
Letter of Credit Facility, 3.49%,
7/26/16		16	16,090
AWAS Finance Luxembourg Sarl,
Term Loan B, 5.25%, 6/10/16		830	825,908
Delos Aircraft, Inc., Term Loan B2,
4.75%, 4/12/16		1,875	1,872,656
KAR Auction Services, Inc., Term
Loan B, 5.00%, 5/19/17		2,581	2,574,049
Protection One Alarm Monitoring,
Inc., Term Loan, 5.75%,
3/16/19		1,220	1,210,338
Synagro Technologies, Inc., Term
Loan B, 2.24%, 4/02/14		1,508	1,315,575
Volume Services America, Inc.,
Term Loan B, 10.50% - 11.75%,
9/16/16		985	979,257
			12,700,260
Communications Equipment — 1.8%
Avaya, Inc.:
Term Loan B1, 3.22%,
10/24/14		1,268	1,193,562

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Communications Equipment (concluded)
Avaya, Inc. (concluded):
Term Loan B3, 4.97%,
10/26/17	USD	763	$672,384
CommScope, Inc., Term Loan B,
4.25%, 1/12/18		1,583	1,571,683
Telesat Canada, Term Loan A,
4.38%, 3/24/17	CAD	1,630	1,518,977
			4,956,606
Construction & Engineering — 0.9%
BakerCorp. International, Inc.,
Term Loan B, 4.75%, 6/01/18	USD	859	848,391
Safway Services LLC, First Out
Tranche Loan, 9.00%,
12/16/17		1,700	1,700,000
			2,548,391
Construction Materials — 1.8%
HD Supply, Inc., Senior Debt B,
7.25%, 10/12/17		4,920	4,939,680
Consumer Finance — 1.6%
Springleaf Finance Corp.(FKA
AGFS Funding Co.), Term Loan,
5.50%, 5/10/17		4,665	4,301,503
Containers & Packaging — 0.6%
Sealed Air Corp., Term Loan B,
4.75%, 10/03/18		1,562	1,563,347
Diversified Consumer Services — 4.0%
Coinmach Service Corp., Term
Loan, 3.24%, 11/20/14		2,459	2,286,698
Education Management LLC, Term
Loan C3, 8.25%, 3/29/18		670	655,930
Laureate Education, Inc., Extended
Term Loan, 5.25%, 8/15/18		3,756	3,598,724
ServiceMaster Co.:
Delayed Draw Term Loan,
2.74%, 7/24/14		247	240,763
Term Loan, 2.74% - 2.99%,
7/24/14		2,484	2,417,744
Weight Watchers International,
Inc., Term Loan F, 4.00%,
3/12/19		1,520	1,491,880
			10,691,739
Diversified Financial Services — 1.4%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%,
2/09/18		1,400	1,401,018
Tranche C Term Loan, 6.50%,
8/09/18		2,362	2,368,592
			3,769,610
Diversified Telecommunication Services — 4.2%
Hawaiian Telcom
Communications, Inc., Term
Loan B, 7.00%, 2/28/17		1,095	1,079,944

		Par (000)	Value
Floating Rate Loan Interests (b)
Diversified Telecommunication Services (concluded)
Integra Telecom Holdings, Inc.,
Term Loan B, 9.25%, 4/15/15	USD	1,597	$1,546,335
Level 3 Financing, Inc.:
Term Loan B2, 5.75%,
9/03/18		3,425	3,392,599
Term Loan B3, 5.75%,
8/31/18		1,475	1,461,046
Tranche A Term Loan, 2.49% -
2.72%, 3/13/14		2,525	2,456,623
US Telepacific Corp., Term Loan B,
5.75%, 2/23/17		1,487	1,399,212
			11,335,759
Electronic Equipment, Instruments & Components — 1.1%
CDW LLC(FKA CDW Corp.),
Extended Term Loan, 4.00%,
7/14/17		1,394	1,332,758
Flextronics International Ltd. Delay
Draw:
Term Loan A-2, 2.49%,
10/01/14		45	44,116
Term Loan A-3, 2.49%,
10/01/14		39	37,814
Sensata Technologies Finance Co.
LLC, Term Loan, 4.00%,
5/11/18		1,541	1,515,261
			2,929,949
Energy Equipment & Services — 2.9%
Dynegy Midwest Generation LLC,
Coal Co. Term Loan, 9.25%,
8/04/16		934	952,412
Dynegy Power LLC, Gas Co. Term
Loan, 9.25%, 8/04/16		1,255	1,292,863
MEG Energy Corp., Term Loan B,
4.00%, 3/16/18		3,333	3,293,384
Tervita Corp. (FKA CCS Corp.):
Incremental Term Loan,
6.50%, 10/17/14		763	759,272
Term Loan B, 3.24%,
11/14/14		1,605	1,539,060
			7,836,991
Food & Staples Retailing — 1.7%
AB Acquisitions UK Topco 2 Ltd.,
Facility B1, 3.58%, 7/09/15	GBP	1,825	2,596,816
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50% - 5.75%,
2/11/16	USD	474	474,836
US Foods, Inc(FKA US Foodservice,
Inc.), Term Loan B, 2.74%,
7/03/14		1,539	1,486,264
			4,557,916
Food Products — 3.2%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%,
9/30/16		1,746	1,747,529

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Food Products (concluded)
Advance Pierre Foods (concluded):
Term Loan (Second Lien),
11.25%, 9/29/17	USD	1,205	$1,211,399
Del Monte Corp., Term Loan,
4.50%, 3/08/18		2,537	2,472,687
Michael Foods Group, Inc., Term
Loan B, 4.25% - 5.25%,
2/23/18		391	389,597
Pinnacle Foods Finance LLC:
Term Loan E, 4.75%,
10/17/18		1,142	1,132,025
Tranche B Term Loan,
3.74% - 3.97%, 10/03/16		89	88,372
Solvest Ltd. (Dole):
Tranche B-2 Term Loan,
5.00% - 6.00%, 7/06/18		554	551,753
Tranche C-2 Term Loan,
5.00% - 6.00%, 7/06/18		991	987,348
			8,580,710
Health Care Equipment & Supplies — 3.4%
Bausch & Lomb, Inc., Term Loan B,
5.25%, 5/17/19		2,660	2,612,014
Biomet, Inc., Term Loan B,
3.24% - 3.47%, 3/25/15		680	663,690
DJO Finance LLC:
Term Loan B2, 5.24%,
11/01/16		438	433,550
Term Loan B3, 6.25%,
9/15/17		2,285	2,257,397
Hupah Finance Inc., Term Loan B,
6.25%, 1/21/19		775	777,426
Iasis Healthcare LLC, Term Loan,
5.00%, 5/03/18		761	749,162
Immucor, Inc., Term Loan B,
7.25%, 8/17/18		1,796	1,792,616
			9,285,855
Health Care Providers & Services — 4.7%
CHS/Community Health Systems,
Inc., Non-Extended Term Loan,
2.49% - 2.72%, 7/25/14		1,133	1,110,780
ConvaTec, Inc., Term Loan, 5.75%,
12/22/16		1,258	1,248,652
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		1,948	1,935,464
Emergency Medical Services, Term
Loan, 5.25% - 6.00%, 5/25/18		1,559	1,537,745
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		609	596,433
Tranche A Additional Term
Loan, 7.75%, 3/02/15		993	973,629
HCA, Inc., Tranche B-2 Term Loan,
3.72%, 3/31/17		787	764,115
inVentiv Health, Inc.:
Combined Term Loan, 6.50%,
8/04/16		933	873,832

		Par (000)	Value
Floating Rate Loan Interests (b)
Health Care Providers & Services (concluded)
inVentiv Health, Inc. (concluded):
Incremental Term Loan B-3,
6.75%, 5/15/18	USD	1,003	$952,046
Medpace, Inc., Term Loan, 6.50% -
7.25%, 6/16/17		1,241	1,191,000
Vanguard Health Holding Co. II LLC
(Vanguard Health Systems, Inc.),
Term Loan B, 5.00%, 1/29/16		134	133,703
Wolverine Healthcare, Term Loan
B, 6.75%, 5/12/17		1,315	1,293,631
			12,611,030
Health Care Technology — 1.3%
IMS Health, Inc., Term Loan B,
4.50%, 8/25/17		1,198	1,186,928
Kinetic Concepts, Inc., Term Loan
B, 7.00%, 5/04/18		1,576	1,584,923
MedAssets, Inc., Term Loan,
5.25%, 11/16/16		773	769,296
			3,541,147
Hotels, Restaurants & Leisure — 7.2%
Alpha D2 Ltd.:
Term Loan B, 5.75%, 4/28/17		635	633,279
Term Loan B, 4.50%, 6/08/18		395	390,884
Ameristar Casinos, Inc., Term Loan
B, 4.00%, 4/16/18		1,225	1,217,153
Boyd Gaming Corp., Incremental
Term Loan, 6.00%, 12/17/15		849	853,191
Caesars Entertainment Operating Co.,
Inc.:
Extended Term Loan B6,
5.49%, 1/26/18		205	180,433
Incremental Term Loan B4,
9.50%, 10/31/16		1,103	1,109,681
Term Loan B1, 3.24%,
1/28/15		197	180,114
Term Loan B3, 3.24% - 3.47%,
1/28/15		5,332	4,865,445
DineEquity, Inc., Term Loan B,
4.25%, 10/19/17		85	84,280
Dunkin' Brands, Inc., Term Loan B,
4.00%, 11/23/17		2,198	2,171,560
Golden Living, Term Loan, 5.00%,
5/04/18		324	300,630
OSI Restaurant Partners LLC:
Revolver, 2.54% - 2.72%,
6/14/13		9	9,207
Term Loan B, 2.56%, 6/14/14		95	93,091
Sabre, Inc., Non Extended Initial
Term Loan, 2.24%, 9/30/14		500	475,105
SeaWorld Parks & Entertainment,
Inc.(FKA SW Acquisitions Co.,
Inc.), Term Loan B, 4.00%,
8/17/17		1,351	1,331,074

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Hotels, Restaurants & Leisure (concluded)
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 4.25%, 12/20/18	USD	1,510	$1,493,828
Station Casinos, Inc., Term Loan
B1, 3.24%, 6/17/16		850	799,013
Twin River Worldwide Holdings,
Inc., Term Loan, 8.50%,
11/05/15		757	757,885
Wendy's International, Inc.:
Delayed Draw Term Loan,
0.50%, 5/15/19		1,172	1,156,227
Term Loan B, 4.75%, 5/15/19		1,468	1,448,899
			19,550,979
Household Products — 0.5%
Prestige Brands, Inc., Term Loan,
5.25% - 6.25%, 1/31/19		1,341	1,340,721
Independent Power Producers & Energy Traders — 0.7%
AES Corp., Term Loan, 4.25%,
6/01/18		1,980	1,956,002
Industrial Conglomerates — 2.2%
Schrader International, Term Loan
B, 6.25%, 4/27/18		93	93,713
Sequa Corp.:
Incremental Term Loan,
6.25%, 12/03/14		658	656,704
Term Loan, 3.72%, 12/03/14		5,208	5,106,031
			5,856,448
Insurance — 0.8%
Asurion LLC, Term Loan (First
Lien), 5.50%, 5/24/18		654	643,261
CNO Financial Group, Inc., Term
Loan B, 6.25%, 9/30/16		1,589	1,581,342
			2,224,603
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan
B, 7.00%, 10/27/17		1,172	1,158,910
IT Services — 5.4%
Ceridian Corp., Term Loan, 3.24%,
11/10/14		1,520	1,436,328
First Data Corp.:
Extended Term Loan B, 4.24%,
3/23/18		7,306	6,599,858
Term Loan B-1, 2.99%,
9/24/14		870	822,686
Term Loan B-3, 2.99%,
9/24/14		115	108,394
InfoGroup Inc., Term Loan B,
5.75%, 5/25/18		707	629,470
iPayment, Inc., Term Loan B,
5.75%, 5/08/17		681	679,298
NeuStar, Inc., Term Loan B,
5.00%, 11/08/18		886	887,764

		Par (000)	Value
Floating Rate Loan Interests (b)
IT Services (concluded)
SunGard Data Systems, Inc. (Solar
Capital Corp.), Tranche B Term
Loan, 3.86% - 4.09%, 2/26/16	USD	307	$303,372
TransUnion LLC, Term Loan B,
5.50%, 2/12/18		3,203	3,216,258
			14,683,428
Leisure Equipment & Products — 0.6%
Eastman Kodak Co., DIP Term
Loan B, 8.50%, 7/19/13		852	852,026
Freedom Group, Inc., Term Loan,
5.50%, 4/12/19		880	876,700
			1,728,726
Machinery — 2.6%
Harbor Freight Tools USA, Inc.,
Term Loan B, 5.50%, 11/10/17		1,050	1,040,025
Rexnord Corp., Term Loan B,
5.00%, 4/02/18		698	694,060
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	134	164,017
Term Loan B, 5.50%, 4/28/17	USD	1,309	1,308,399
Tomkins LLC, Term Loan B, 4.25%,
9/29/16		2,690	2,675,617
Wabash National Corp., Term Loan
B, 6.00%, 5/02/19		1,200	1,188,000
			7,070,118
Media — 16.7%
Acosta, Inc., Term Loan, 4.75%,
3/01/18		512	504,681
Affinion Group, Inc., Term Loan B,
5.00%, 7/16/15		567	523,743
AMC Entertainment, Inc., Term
Loan B3, 4.25%, 2/22/18		698	694,033
AMC Networks, Inc., Term Loan B,
4.00%, 12/31/18		1,687	1,671,441
Atlantic Broadband Finance LLC,
1st Lien Term Loan, 5.25%,
4/04/19		1,030	1,025,035
Bresnan Telecommunications Co.
LLC, Term Loan B, 4.50%,
12/14/17		2,888	2,833,066
Capsugel Healthcare Ltd., Term
Loan, 5.25%, 8/01/18		1,267	1,265,753
Catalina Marketing Corp.,
Extended Term Loan B, 5.74%,
10/31/17		1,169	1,122,124
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14		991	894,630
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		761	728,249
Charter Communications Operating LLC:
Term Loan C, 3.72%, 9/06/16		1,643	1,617,851
Term Loan D, 4.00%, 5/15/19		640	630,598

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Media (continued)
Clarke American Corp., Term
Facility B, 2.74% - 2.97%,
6/30/14	USD	160	$145,306
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		2,559	1,990,531
Term Loan C, 3.89%, 1/28/16		340	262,373
Cumulus Media, Inc., Term Loan,
5.75%, 9/17/18		1,396	1,384,873
EMI Music Publishing Ltd., Term
Loan B, 5.50%, 11/14/17		985	978,844
Gray Television, Inc., Term Loan B,
3.74%, 12/31/14		1,391	1,377,489
HMH Publishing Co. Ltd., Term
Loan, 6.49%, 6/12/14		1,434	795,237
Hubbard Broadcasting, Term Loan
B (Second Lien), 5.25%,
4/28/17		929	920,551
Intelsat Jackson Holdings SA(FKA
Intelsat Jackson Holdings Ltd.),
Tranche B Term Loan, 5.25%,
4/02/18		6,435	6,377,342
Interactive Data Corp., Term Loan
B, 4.50%, 2/12/18		2,896	2,845,074
Kabel Deutschland GmbH, Term
Loan F, 4.25%, 2/01/19		1,390	1,366,551
Knology, Inc., Term Loan B, 4.00%,
8/18/17		609	605,924
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG),
Facility B1, 3.68%, 3/06/15	EUR	304	319,787
Lavena Holding 4 GmbH
(Prosiebensat.1 Media AG),
Term Loan C, 4.06%, 3/04/16		304	321,666
LIN Television Corp., Term Loan B,
5.00%, 12/21/18	USD	703	703,533
Newsday LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		2,500	2,548,450
Nielsen Finance LLC, Class B
Dollar Term Loan, 3.99%,
5/02/16		1,380	1,367,408
Sinclair Television Group, Inc.,
Tranche B Term Loan, 4.00%,
10/28/16		1,292	1,280,034
Univision Communications, Inc.,
Extended Term Loan, 4.49%,
3/31/17		2,113	1,936,740
UPC Broadband Holding B.V., Term
Loan U, 4.40%, 12/29/17	EUR	494	595,445
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	895	881,128
Term Loan T, 3.74%,
12/30/16		165	162,731
WC Luxco Sarl, Term Loan B3,
4.25%, 3/15/18		436	432,263

		Par (000)	Value
Floating Rate Loan Interests (b)
Media (concluded)
Weather Channel, Term Loan B,
4.25%, 2/13/17	USD	2,068	$2,052,778
			45,163,262
Metals & Mining — 2.6%
Constellium Holding Co. BV, Term
Loan B, 9.25%, 5/22/18		440	429,000
Novelis, Inc., Term Loan, 4.00%,
3/10/17		2,829	2,766,064
SunCoke Energy, Inc., Term Loan
B, 4.00%, 7/26/18		943	931,090
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		2,934	2,817,899
			6,944,053
Multiline Retail — 1.3%
99 Cents Only Stores, Term
Loan B, 5.25%, 1/11/19		1,132	1,124,079
Dollar General Corp., Tranche B-2
Term Loan, 2.99%, 7/07/14		616	615,963
Hema Holding BV:
Term Loan B, 2.40%, 7/05/16	EUR	399	464,157
Term Loan C, 3.15%, 7/06/15		399	461,691
The Neiman Marcus Group, Inc.,
Term Loan, 4.75%, 5/16/18	USD	730	715,969
			3,381,859
Oil, Gas & Consumable Fuels — 2.8%
Chesapeake Energy Corp.,
Unsecured Term Loan, 8.50%,
12/01/17		2,010	1,972,815
EP Energy LLC, Term Loan B,
6.50%, 4/24/18		950	950,598
EquiPower Resources Holdings
LLC, Term Loan B, 5.75%,
1/26/18		1,590	1,558,232
Gibson Energy, Term Loan B,
4.75%, 6/15/18		1,787	1,775,334
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15		1,277	1,277,092
			7,534,071
Paper & Forest Products — 0.6%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13		450	453,564
Verso Paper Finance Holdings LLC,
Term Loan, 6.25% - 6.72%,
2/01/13		2,387	1,193,561
			1,647,125
Pharmaceuticals — 3.8%
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17		2,173	2,100,807
Pharmaceutical Product
Development, Inc., Term Loan B,
6.25%, 12/05/18		3,034	3,034,296
Quintiles Transnational Corp.,
Term Loan B, 5.00%, 6/08/18		1,350	1,329,135

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Pharmaceuticals (concluded)
RPI Finance Trust:
Incremental Tranche 2 Term
Loan, 4.00%, 11/09/18	USD	200	$198,250
Term Loan Tranche 2, 4.00%,
5/09/18		991	984,713
Valeant Pharmaceuticals
International, Add-On Term
Loan B, 3.75%, 2/13/19		1,715	1,675,984
Warner Chilcott Corp.:
Term Loan B-1, 4.25%,
3/15/18		634	628,747
Term Loan B-2, 4.25%,
3/15/18		317	314,373
			10,266,305
Professional Services — 1.1%
Booz Allen Hamilton, Inc., Tranche
B Term Loan, 3.75%, 8/03/17		618	615,512
Emdeon, Inc., Term Loan B,
6.75%, 11/02/18		1,774	1,769,102
ON Assignment, Inc., Term Loan B,
5.00%, 5/15/19		610	603,138
			2,987,752
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc.:
Term Loan A1, 5.00%,
6/28/13		2,629	2,617,330
Term Loan A2, 7.00%,
6/30/14		75	74,812
			2,692,142
Real Estate Management & Development — 1.7%
Mattamy Funding Partnership,
Term Loan B, 2.75%, 4/11/13		401	395,436
Realogy Corp.:
Extended Synthetic Letter of
Credit, 3.24%, 10/10/13		55	51,887
Extended Synthetic Letter of
Credit Loan, 4.49%,
10/10/16		156	142,195
Extended Term Loan, 4.49%,
10/10/16		4,215	3,841,929
Stockbridge SBE Holdings LLC,
Term Loan B, 13.00%, 5/02/17		190	187,150
			4,618,597
Road & Rail — 0.8%
Avis Budget Car Rental LLC,
Incremental Term Loan, 6.25%,
9/21/18		676	674,438
RailAmerica, Inc., Term Loan B,
4.00%, 3/01/19		960	955,603

		Par (000)	Value
Floating Rate Loan Interests (b)
Road & Rail (concluded)
Road Infrastructure Investment
LLC, Term Loan B, 6.25%,
3/30/18	USD	510	$502,350
			2,132,391
Semiconductors & Semiconductor Equipment — 1.0%
Freescale Semiconductor, Inc.,
Extended Term Loan B, 4.49%,
12/01/16		1,918	1,797,330
NXP B.V., Term Loan A-2, 5.50%,
3/03/17		855	841,496
			2,638,826
Software — 3.2%
Blackboard, Inc., Term Loan B,
7.50%, 10/04/18		554	527,665
Lawson Software, Inc., Term
Loan B, 6.25%, 4/05/18		3,875	3,867,405
Magic Newco LLC, Second Lien
Term Loan, 12.00%, 12/06/19		245	236,628
Sophia, LP, Term Loan B, 6.25%,
7/19/18		1,150	1,152,058
SS&C Technologies:
Term Loan B-1, 5.00%,
5/11/19		1,989	1,981,759
Term Loan B-2, 5.00%,
5/13/19		206	205,010
Vertafore, Inc., Term Loan B,
5.25%, 7/29/16		676	669,676
			8,640,201
Specialty Retail — 5.6%
Academy Ltd., Term Loan, 6.00%,
8/03/18		1,696	1,695,750
Bass Pro Group LLC, Term Loan,
5.25%, 6/13/17		1,227	1,222,500
Burlington Coat Factory
Warehouse Corp., Term Loan B,
5.50%, 2/28/17		691	684,563
Claire's Stores, Inc., Term Loan B,
2.99% - 3.22%, 5/29/14		1,353	1,258,353
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18		1,770	1,748,831
The Gymboree Corp., Term Loan,
5.00%, 2/23/18		286	264,664
Jo-Ann Stores, Inc., Term Loan B,
4.75%, 3/16/18		644	636,835
Michaels Stores, Inc.:
Extended Term Loan B3,
5.00%, 7/29/16		736	732,340
Term Loan B2, 5.00%,
7/29/16		1,365	1,358,176
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17		2,123	2,093,613
Things Remembered, Inc., New
Term Loan B, 8.00%, 5/30/18		680	666,400

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (b)
Specialty Retail (concluded)
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16	USD	708	$691,025
Term Loan B2, 5.25%,
5/25/18		396	378,180
Term Loan B3, 5.25%,
5/25/18		420	397,950
The Yankee Candle Co., Inc., New
Term Loan B, 5.25%, 4/02/19		1,380	1,369,305
			15,198,485
Textiles, Apparel & Luxury Goods — 0.7%
Ascend Performance Materials
LLC, Term Loan B, 6.75%,
4/10/18		2,000	1,943,340
Wireless Telecommunication Services — 2.3%
Crown Castle International Corp.,
Term Loan B, 4.00%, 1/31/19		2,055	2,024,027
MetroPCS Wireless, Inc.:
Term Loan B-3, 4.00%,
3/16/18		246	238,752
Tranche B-2 Term Loan,
4.07%, 11/03/16		974	950,809
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15 (e)		2,093	2,124,787
Term Loan B, 6.25%, 7/11/16		722	732,703
			6,071,078
Total Floating Rate Loan Interests – 123.4%			333,496,060

Other Interests (g)
		Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation
Trust Certificate		4,750	48
Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred
Equity Interests (c)		—(h)	742,860
Total Other Interests – 0.3%			742,908

	Shares	Value
Warrants (i)
Software — 0.0%
HMH Holdings/EduMedia
(Issued/Exercisable 3/09/10,
19 Shares for 1 Warrant, Expires
3/09/17, Strike Price $12.26)	11,690	$—
Total Long-Term Investments
(Cost – $385,484,796) – 139.8%		378,014,332

Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (j)(k)	1,637,403	1,637,403
Total Short-Term Securities
(Cost – $1,637,403) – 0.6%		1,637,403

	Contracts
Options Purchased
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires
12/14/19, Broker Goldman Sachs
Bank USA (a)	20	—
Total Options Purchased
(Cost – $19,556) – 0.0%		—
Total Investments (Cost - $387,141,755*) – 140.4%		379,651,735
Liabilities in Excess of Other Assets – (40.4)%		(109,320,862)
Net Assets – 100.0%		$270,330,873

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$385,758,214
Gross unrealized appreciation	$5,804,143
Gross unrealized depreciation	(11,910,622)
Net unrealized depreciation	$(6,106,479)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Amount is less than $500.
(i)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	5,396,667	(3,759,264)	1,637,403	$ 862

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:
	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,500,000	USD	1,507,014	UBS AG	7/18/12	$(56,212)
USD	78,371	CAD	77,000	Citibank NA	7/18/12	3,897
USD	1,472,388	CAD	1,500,000	Citibank NA	7/18/12	21,587
				Goldman
				Sachs
				Capital
USD	207,786	CAD	207,500	Markets LP	7/18/12	7,092
USD	1,527,428	CAD	1,504,000	UBS AG	7/18/12	72,758
				Goldman
				Sachs
				Capital
USD	2,467,882	GBP	1,546,500	Markets LP	7/18/12	84,893
EUR	150,000	USD	192,648	UBS AG	7/25/12	(7,114)
USD	5,326,860	EUR	4,035,500	Citibank NA	7/25/12	335,368
	Total					$462,269

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments:
Asset-Backed
Securities	—	$281,245	$4,983,315	$5,264,560
Common
Stocks	$405,998	2,028,503	6,960	2,441,461
Corporate
Bonds	—	33,722,708	2,346,635	36,069,343
Floating Rate
Loan Interests	—	317,843,645	15,652,415	333,496,060
Other
Interests	—	—	742,908	742,908
Short-Term
Securities	1,637,403	—	—	1,637,403
Liabilities:
Unfunded Loan
Commitments	—	(335,804)	—	(335,804)
Total	$2,043,401	$353,540,297	$23,732,233	$379,315,931

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$525,595	—	$525,595
Liabilities:
Foreign currency
exchange
contracts	—	(63,326)	—	(63,326)
Total	—	$462,269	—	$462,269

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$496,197	—	—	$496,197
Cash	5,930,416	—	—	5,930,416
Liabilities:
Loan Payable	—	$(93,000,000)	—	(93,000,000)
Total	$6,426,613	$(93,000,000)	—	$(86,573,387)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$6,034	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
Corporate Bonds	2,007,205	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
Floating Rate Loan Interests	1,193,561	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$3,206,800

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:
Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Probable Outcome	Increase	Decrease

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.
BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	11

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening balance, as of August 31, 2011	$7,328,370	$191,645	$2,293,544	$23,078,475	$742,860	$33,634,894
Transfers into Level 3[1]	—	—	—	4,441,039	—	4,441,039
Transfers out of Level 3[2]	—	—	—	(12,093,024)	—	(12,093,024)
Accrued discounts/premiums	88,479	—	60,407	73,800	—	222,686
Net realized gain (loss)	(113,969)	27	(4,362,357)	28,942	—	(4,447,357)
Net change in unrealized appreciation/
depreciation[3]	400,253	(182,799)	4,610,327	(791,183)	(9,784)	4,026,814
Purchases	2,924,367	—	143,230	2,710,995	9,832	5,788,424
Sales	(5,644,185)	(1,913)	(398,516)	(1,796,629)	—	(7,841,243)
Closing balance, as of May 31, 2012	$4,983,315	$6,960	$2,346,635	$15,652,415	$742,908	$23,732,233

1.	As of August 31, 2011, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2012, the Fund used significant unobservable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $4,441,039 transferred from Level 2 to Level 3 in the disclosure hierarchy.
2.	As of August 31, 2011, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2012, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $12,093,024 transferred from Level 3 to Level 2 in the disclosure hierarchy.
3.	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $(625,268).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.	MAY 31, 2012	12

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 25, 2012